Long-term Debt and Convertible Promissory Notes - Summary of Convertible Promissory Notes (Details) - USD ($)	Apr. 30, 2021	Jan. 31, 2021	Jan. 31, 2020
Debt Instrument [Line Items]
Convertible note payable	$ 135,601	$ 95,611	$ 167,868
Less debt discount	(51,425)	(7,642)	(15,364)
Less current portion of convertible notes	(84,176)	(87,969)	(152,504)
Long-term convertible notes payable
Convertible Debt One [Member]
Debt Instrument [Line Items]
Convertible note payable	72,546	95,611	79,886
Convertible Debt Two [Member]
Debt Instrument [Line Items]
Convertible note payable	$ 63,055		$ 48,347